Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Nov. 01, 2018	Oct. 31, 2018	Nov. 01, 2017
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	$ 48,894		$ 56,996
Derivative liabilities	50,051		48,270
Netted Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	600	$ 500	500	$ 900
Derivative liabilities	$ 1,600	$ 1,200	$ 1,200	$ 1,900